Schedule Of Components Of Earnings (Loss) Before Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Dec. 25, 2010
Components Of Earnings Loss Before Income Taxes [Line Items]
North America	$ (129,310)	$ (4,131)	$ (114,231)
International	53,887	36,750	57,556
Earnings (loss) before income taxes	$ (75,423)	$ 32,619	$ (56,675)